Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations
	For the years ended December 31,
	2019	2018	2017
Revenue	$5,303,071	$8,274,992	$9,646,623
Cost of revenues	4,475,590	5,098,892	6,546,452
Gross profit	827,481	3,176,100	3,100,171
Operating expenses	3,582,359	744,417	497,766
(Loss) income from discontinued operations	(2,754,878)	2,431,683	2,602,405
Other income (expense), net	10,762	20,591	(28,817)
(Loss) income before tax	(2,744,116)	2,452,274	2,573,588
Income tax provision	57,015	537,981	627,783
Net (loss) income from discontinued operations	$(2,801,131)	$1,914,293	$1,945,805

Schedule of assets and liabilities of the discontinued operations
	As of December 31,
	2019	2018
Cash	$4,197	$19,390
Accounts receivable, net	1,024,051	884,179
Accounts receivable-related party	476,334
Advance to suppliers, net	107,413	450,505
Advances to suppliers-related party	3,381,788	795,878
Prepayment and other assets, net	16,645	987,808
Due from related party	315,920	-
Inventories	-	3,417,969
Total current assets held for sale	5,326,348	6,555,729
Property and equipment, net	765,450	1,408,258
Intangible assets, net	428,002	446,375
Deferred tax assets	-	57,254
Right of use assets	373	-
Total non-current assets held for sale	1,193,825	1,911,887
Total assets held for sale	6,520,173	8,467,616

Accounts payable	831,724	95,389
Advance from customers	38,593	42,042
Taxes payable	1,753,821	1,808,187
Accrued liabilities and other payables	270,644	61,716
Due to related parties	110,142	-
Total liabilities held for sale	$3,004,924	$2,007,334